Average Annual Total Returns - Goldman Sachs ActiveBeta_R US Large Cap Equity ETF	Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF 1 Year	Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF 5 Years	Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF Since Inception	Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF Inception Date	Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF Return After Taxes on Distributions 1 Year	Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF Return After Taxes on Distributions 5 Years	Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF Return After Taxes on Distributions Since Inception	Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index (reflects no deduction for fees or expenses) 1 Year	Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index (reflects no deduction for fees or expenses) 5 Years	Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index (reflects no deduction for fees or expenses) Since Inception	S&P 500 Index (Total Return, USD; reflects no deduction for fees or expenses) 1 Year	S&P 500 Index (Total Return, USD; reflects no deduction for fees or expenses) 5 Years	S&P 500 Index (Total Return, USD; reflects no deduction for fees or expenses) Since Inception
Total	18.85%	14.72%	14.36%	Sep. 17, 2015	18.38%	14.24%	14.69%	11.37%	11.72%	12.14%	18.96%	14.84%	14.48%	18.34%	15.20%	15.02%